Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Net Liability and Net Period Cost for Employee Benefits
An analysis of the net liability and net period cost for employee benefits is as follows:

	At December 31,
	2023		2024
Mexico	Ps.	119,265,063	Ps.	145,277,743
Puerto Rico		7,227,422		6,954,741
Brazil		7,401,235		5,411,258
Europe		8,919,884		8,578,927
Ecuador		479,762		654,465
El Salvador		113,508		165,653
Nicaragua		53,974		71,266
Honduras		55,295		38,388
Total	Ps.	143,516,143	Ps.	167,152,441

	For the year ended December 31,
	2022		2023		2024
Mexico	Ps.	13,673,155	Ps.	14,601,940	Ps.	16,074,164
Puerto Rico		538,681		170,389		535,051
Brazil		587,552		369,624		(228,547)
Europe		1,176,028		1,750,101		1,755,407
Ecuador		(29,743)		40,498		65,123
El Salvador		14,384		15,190		16,430
Nicaragua		11,502		10,937		13,387
Honduras		7,593		13,257		1,527
Total	Ps.	15,979,152	Ps.	16,971,936	Ps.	18,232,542

Defined Benefit Obligation (DBO) and Plan Assets for the Pension and Other Benefit Obligation Plans
The defined benefit obligation (DBO) and plan assets for the pension and other benefit obligation plans, by country, are as follows:

	At December 31
	2023								2024
					Effect of asset		Net employee						Effect of asset		Net employee
	DBO		Plan Assets		ceiling		benefit liability		DBO		Plan Assets		ceiling		benefit liability
Mexico	Ps.	293,551,400	Ps.	(175,265,188)	Ps.	—	Ps.	118,286,212	Ps.	303,027,238	Ps.	(159,328,024)	Ps.	—	Ps.	143,699,214
Puerto Rico		22,244,771		(15,017,349)		—		7,227,422		24,608,173		(17,653,432)		—		6,954,741
Brazil		15,045,247		(13,810,050)		4,055,040		5,290,237		12,113,660		(13,054,352)		4,481,044		3,540,352
Europe		3,384,633		—		—		3,384,633		3,379,389		—		—		3,379,389
Total	Ps.	334,226,051	Ps.	(204,092,587)	Ps.	4,055,040	Ps.	134,188,504	Ps.	343,128,460	Ps.	(190,035,808)	Ps.	4,481,044	Ps.	157,573,696

Actuarial Results Generated for Pension and Retirement Plans as well as the Medical Services
Below is a summary of the actuarial results generated for the pension and retirement plans as well as the medical services in Puerto Rico and Brazil; the pension plans and seniority premiums related to Telmex; the pension plan, the service awards plan and severance in Austria corresponding to the years ended December 31, 2022, 2023 and 2024:

	At December 31, 2022
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	345,315,712	Ps.	(218,327,182)	Ps.	4,422,459	Ps.	131,410,989
Current service cost		1,534,180		—		—		1,534,180
Interest cost on projected benefit obligation		30,565,134		—		—		30,565,134
Expected return on plan assets		—		(18,819,322)		—		(18,819,322)
Changes in the asset ceiling during the period and others		—		—		398,399		398,399
Past service costs and other		—		142,911		—		142,911
Actuarial gain for changes in experience		(43,603)		—		—		(43,603)
Actuarial gain from changes in demographic assumptions		(64)		—		—		(64)
Actuarial gain from changes in financial assumptions		(88,990)		—		—		(88,990)
Net period cost	Ps.	31,966,657	Ps.	(18,676,411)	Ps.	398,399	Ps.	13,688,645
Actuarial loss for changes in experience		2,747,706		—		—		2,747,706
Actuarial loss from changes in demographic assumptions		55,037		—		—		55,037
Actuarial gain from changes in financial assumptions		(9,838,708)		—		—		(9,838,708)
Changes in the asset ceiling during the period and others		—		—		1,283,501		1,283,501
Return on plan assets greater than discount rate (shortfall)		—		13,719,181		—		13,719,181
Recognized in other comprehensive income	Ps.	(7,035,965)	Ps.	13,719,181	Ps.	1,283,501	Ps.	7,966,717
Contributions made by plan participants		78,642		(78,642)		—		—
Contributions to the pension plan made by the Company		—		516,280		—		516,280
Benefits paid		(13,502,781)		13,221,202		—		(281,579)
Payments to employees		(23,753,735)		—		—		(23,753,735)
Plan changes		12,461		—		—		12,461
Effect of translation		(2,218,050)		1,098,953		(40,290)		(1,159,387)
Others	Ps.	(39,383,463)	Ps.	14,757,793	Ps.	(40,290)	Ps.	(24,665,960)
Balance at the end of the year		330,862,941		(208,526,619)		6,064,069		128,400,391
Less short-term portion		(275,209)		—		—		(275,209)
Non-current obligation	Ps.	330,587,732	Ps.	(208,526,619)	Ps.	6,064,069	Ps.	128,125,182

	At December 31, 2023
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	330,862,941	Ps.	(208,526,619)	Ps.	6,064,069	Ps.	128,400,391
Current service cost		2,044,102		—		—		2,044,102
Interest cost on projected benefit obligation		33,203,706		—		—		33,203,706
Expected return on plan assets		—		(20,251,931)		—		(20,251,931)
Changes in the asset ceiling during the period and others		—		—		585,667		585,667
Past service costs and other		(322,700)		145,646		—		(177,054)
Actuarial gain for changes in experience		(20,645)		—		—		(20,645)
Actuarial loss from changes in demographic assumptions		134		—		—		134
Actuarial loss from changes in financial assumptions		30,958		—		—		30,958
Net period cost	Ps.	34,935,555	Ps.	(20,106,285)	Ps.	585,667	Ps.	15,414,937
Actuarial loss for changes in experience		10,632,144		—		—		10,632,144
Actuarial gain from changes in demographic assumptions		(430,315)		—		—		(430,315)
Actuarial loss from changes in financial assumptions		1,900,436		—		—		1,900,436
Changes in the asset ceiling during the period and others		—		—		(2,247,990)		(2,247,990)
Return on plan assets greater than discount rate (shortfall)		—		(6,210,593)		—		(6,210,593)
Recognized in other comprehensive income	Ps.	12,102,265	Ps.	(6,210,593)	Ps.	(2,247,990)	Ps.	3,643,682
Contributions made by plan participants		45,404		(45,404)		—		—
Contributions to the pension plan made by the Company		—		(10,853)		—		(10,853)
Benefits paid		(27,844,968)		27,547,809		—		(297,159)
Payments to employees		(10,868,600)		—		—		(10,868,600)
Plan changes		(29,383)		—				(29,383)
Effect of translation		(4,745,061)		3,259,358		(346,706)		(1,832,409)
Others	Ps.	(43,442,608)	Ps.	30,750,910	Ps.	(346,706)	Ps.	(13,038,404)
Balance at the end of the year		334,458,153		(204,092,587)		4,055,040		134,420,606
Less short-term portion		(232,102)		—		—		(232,102)
Non-current obligation	Ps.	334,226,051	Ps.	(204,092,587)	Ps.	4,055,040	Ps.	134,188,504

	At December 31, 2024
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	334,458,153	Ps.	(204,092,587)	Ps.	4,055,040	Ps.	134,420,606
Current service cost		1,889,699		—		—		1,889,699
Interest cost on projected benefit obligation		34,540,808		—		—		34,540,808
Expected return on plan assets		—		(20,306,050)		—		(20,306,050)
Changes in the asset ceiling during the period and others		—		—		357,182		357,182
Past service costs and other		(103,657)		139,115		—		35,458
Actuarial gain for changes in experience		(42,968)		—		—		(42,968)
Actuarial gain from changes in demographic assumptions		—		—		—		—
Actuarial gain from changes in financial assumptions		(23,068)		—		—		(23,068)
Net period cost	Ps.	36,260,814	Ps.	(20,166,935)	Ps.	357,182	Ps.	16,451,061
Actuarial loss for changes in experience		13,338,950		—		—		13,338,950
Actuarial gain from changes in demographic assumptions		(3,654)		—		—		(3,654)
Actuarial gain from changes in financial assumptions		(3,018,488)		—		—		(3,018,488)
Changes in the asset ceiling during the period and others		—		—		345,672		345,672
Return on plan assets greater than discount rate (shortfall)		—		20,947,473		—		20,947,473
Recognized in other comprehensive income	Ps.	10,316,808	Ps.	20,947,473	Ps.	345,672	Ps.	31,609,953
Contributions made by plan participants		40,319		(40,319)		—		—
Contributions to the pension plan made by the Company		—		(548,872)		—		(548,872)
Benefits paid		(16,298,480)		15,970,322		—		(328,158)
Payments to employees		(24,325,925)		—		—		(24,325,925)
Plan changes		(847,269)		—		—		(847,269)
Effect of translation		3,816,947		(2,104,890)		(276,850)		1,435,207
Others	Ps.	(37,614,408)	Ps.	13,276,241	Ps.	(276,850)	Ps.	(24,615,017)
Balance at the end of the year		343,421,367		(190,035,808)		4,481,044		157,866,603
Less short-term portion		(292,907)		—		—		(292,907)
Non-current obligation	Ps.	343,128,460	Ps.	(190,035,808)	Ps.	4,481,044	Ps.	157,573,696

Plan Assets Invested
Plan assets are invested in:

At December 31

	2023			2024
	Puerto Rico	Brazil	Mexico	Puerto Rico	Brazil	Mexico
Equity instruments	42%	—	76%	53%	—	76%
Debt instruments	23%	91%	24%	12%	93.0%	24%
Others	35%	9%	—	35%	7%	—
	100%	100%	100%	100%	100%	100%

Assumptions Used in Determining Net Period Cost
The assumptions used in determining the net period cost were as follows:

	2022				2023				2024
	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe
Discount rate and long- term rate return	5.42%	10.11% & 10.05%	11.5%	3.75%	5.13%	9.050% & 9.20%	11.65%	3.25%	5.58%	11.4% & 11.07%	11.43%	2.75%
Rate of future salary increases	2.75%	3.50%	2.8%	4.5%, 5.3% & 3.4%, - 4.6%	2.00%	3.50%	2.8%	6.0% & 3.6% - 5.4%	2.00%	3.5%	2.8%	3.8%, 4.4% & 2.9% - 3.8%
Percentage of increase in health care costs for the coming year	5.44%	9.71%			5.13%	9.71%			5.53%	9.71%
Year to which this level will be maintained	NA	2031			NA	2032			NA	2033
Rate of increase of pensions				1.90%				2.50%				1.70%
Employee turnover rate*				0.00% 1.03%				0.00%-0.91%				0.00%- 0.90%

*	Depending on years of service

Increase (Decrease) in DBO Pension and Other Benefits Liability	The increase (decrease) in the DBO pension and other benefits liability at December 31, 2024 are as follows:

	-100 points		+100 points
Discount rate	Ps.	24,948,713	Ps.	(21,924,526)
Health care cost trend rat	Ps.	(254,926)	Ps.	287,834

Long-Term Direct Employee Benefits

	Balance at December 31, 2022		Effect of translation		Increase of the year		Payments		Balance at December 31, 2023
Long-term direct employee benefits	Ps.	6,403,752	Ps.	(647,033)	Ps.	1,608,275	Ps.	(1,975,199)	Ps.	5,389,795

	Balance at December 31, 2023		Effect of translation		Increase of the year		Payments		Balance at December 31, 2024
Long-term direct employee benefits	Ps.	5,389,795	Ps.	619,696	Ps.	1,102,643	Ps.	(2,066,976)	Ps.	5,045,158